SECURITIES (Tables)	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

The gains and losses are as follows:

		2012
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$185	$4	$-	$189

		2011
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$199	$4	$-	$203

Held-to-maturity Securities [Table Text Block]

The gains and losses are as follows:

		2012
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Held-to-maturity Securities
Agency mortgage-backed:residential	$4,756	$388	$-	$5,144

		2011
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Held-to maturity Securities
Agency mortgage-backed:residential	$6,810	$447	$-	$7,257